Schedule of Share-based Payment Arrangements (Details) ₪ / shares in Units, ₪ in Thousands		12 Months Ended
		Dec. 31, 2022 ILS (₪) shares ₪ / shares	Dec. 31, 2021 shares [1]	Dec. 31, 2020 shares ₪ / shares		Dec. 31, 2019 ₪ / shares
IfrsStatementLineItems [Line Items]
Granted options		1,344,068	1,201,426
Exercise price (NIS) | ₪ / shares				₪ 20.28		₪ 1.91
Options outstanding at beginning		3,402,113	2,257,753	1,199,791	[1]
Options exercised into shares			10,103
Expired options		71,270	674
Options exercisable at end		1,923,260	1,413,615
May 2022 [Member]
IfrsStatementLineItems [Line Items]
Grant date	[1]	05/2022
Granted options		596,937
Contractual life (years)		4
Vesting immediate (%)		6.00%
Vesting period - rest		48 months
Exercise price (NIS) | ₪ / shares		₪ 20.68
Economic value of all options (B&S) as of the grant date (NIS in thousands) | ₪		₪ 5,632
Share price (in NIS) | ₪ / shares		₪ 23.84
Risk-free interest rate		0.30%
Volatility rate		40.87%
Options outstanding at beginning
Vested options		146,161
Options exercised into shares
Expired options
Options exercisable at end		146,161
September 2022 [Member]
IfrsStatementLineItems [Line Items]
Grant date	[1]	09/2022
Granted options		460,000
Contractual life (years)		4
Vesting immediate (%)		6.00%
Vesting period - rest		48 months
Exercise price (NIS) | ₪ / shares		₪ 21.76
Economic value of all options (B&S) as of the grant date (NIS in thousands) | ₪		₪ 1,568
Share price (in NIS) | ₪ / shares		₪ 15.68
Risk-free interest rate		0.30%
Volatility rate		40.99%
Options outstanding at beginning
Vested options		86,250
Options exercised into shares
Expired options
Options exercisable at end		86,250
November 2022 [Member]
IfrsStatementLineItems [Line Items]
Grant date	[1]	11/2022
Granted options		287,131
Contractual life (years)		4
Vesting immediate (%)		6.00%
Vesting period - rest		48 months
Exercise price (NIS) | ₪ / shares		₪ 16.96
Economic value of all options (B&S) as of the grant date (NIS in thousands) | ₪		₪ 1,586
Share price (in NIS) | ₪ / shares		₪ 17.70
Risk-free interest rate		0.33%
Volatility rate		37.48%
Options outstanding at beginning
Vested options		35,891
Options exercised into shares
Expired options
Options exercisable at end		35,891

[1]	on April 8, 2021, the company issue a shares consolidation by 4.44926. 2020 information included in the above table was not adjusted with respect to the share consolidation mentioned above.